REVENUE	12 Months Ended
Jun. 30, 2022
Revenue [Abstract]
REVENUE
4

REVENUE
ACCOUNTING POLICIES
Revenue comprises the sale of gold bullion and silver bullion (produced as a by-product).

Up to April

11,

2022 revenue is

measured based on the

consideration specified in a

contract with the

customer, which

is based
on the London Bullion

Market fixing price

on the date when

the Group transfers

control over the

goods to the

customer. The Group
recognises revenue at a point in time when Rand Refinery Proprietary Limited (“ Rand Refinery ”), acting as an agent for the sale of all gold

produced by the

Group, delivers the

Gold to the

buyer and the

sales price is

fixed, as evidenced

by the certificate

of
sale. It is at this point that

the revenue can be measured reliably

and the recovery of the consideration

is probable. Rand Refinery
is contractually obliged to make payment to the Group within two business days after the sale of the gold and

silver and therefore
no significant financing component exists.

Subsequent to April

11,

2022 revenue is

measured based on

the consideration specified

in a contract

with the customer,

being
South African

bullion banks.

The consideration

is based

on the

gold price

derived on

the gold

market on

the day

a contract

is
entered into with

the customer.

The Group recognises

revenue at a

point in time

when the Group

transfers the gold

bullion and
silver bullion to the bullion bank and the sale price is fixed, as evidenced by deal confirmations.
It is at this point that the customer obtains control of the gold bullion or silver bullion, which is the settlement date specified in the contract. At this point that the revenue can be measured reliably and the recovery of the consideration is probable. The customer
is contract

ually obliged

to make

payment

to the

Group on

the same

day that

the Group

settles

the contract

and therefore

no
significant financing component exists.
Amounts in R million 2022 2021 2020
Gold revenue 5,110.7 5,263.8 4,179.3
Silver revenue 7.8 5.2 5.7
Total

revenue
5,118.5 5,269.0 4,185.0
A disaggregation of revenue by operating segment is presented in note 23 OPERATING SEGMENTS.
MARKET RISK
Commodity price sensitivity
The Group's profitability

and the cash

flows are significantly affected

by changes in

the market price of

gold which is sold

in US
Dollars. The Group did not enter into any hedging arrangements during the year.

A change of 20
% in the average US Dollar gold price received during the financial year would have increased/(decreased) equity
and profit/(loss)

by the

amounts shown

below.

This analysis

assumes that

all other

variables remain

constant and

specifically
excludes the impact on income tax.
Amounts in R million 2022 2021 2020
20 % increase in the US Dollar gold price 1,023.7 1,053.8 837.0
20 % decrease in the US Dollar gold price (1,023.7) (1,053.8) (837.0)
Exchange rate sensitivity
The Group's profitability and the cash flows

are significantly affected by changes in the Rand

to the US Dollar exchange rate. The
Group did not enter into any hedging arrangements during the year.
A

change

of
20
%

in

the

average

Rand

to

US

Dollar

exchange

rate

received

during

the

financial

year

would

have
increased/(decreased) equity and profit/(loss)

by the amounts shown

below. This analysis assumes that

all other variables

remain
constant and specifically excludes the impact on income tax.
Amounts in R million 2022 2021 2020
20 % increase in the Rand to US Dollar exchange rate 1,023.7 1,053.8 837.0
20 % decrease in the Rand to US Dollar exchange rate (1,023.7) (1,053.8) (837.0)